Warrant Liability - Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes-Merton Model (Details) - Black Scholes Merton Valuation Model [Member] - $ / shares		3 Months Ended	9 Months Ended
		Dec. 31, 2025	Sep. 30, 2026
Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes-Merton Model [Line Items]
Share price		$ 4.76	$ 5.65
Exercise price		$ 9.82	$ 7.83
Average risk-free interest rate		2.57%	3.37%
Average expected volatility	[1]	39.00%	42.00%
Average expected life (years)		2 years 9 months	2 years

[1]	Expected volatility has been based on historical share volatility and that of similar market participants.